Due to banks and correspondents - Summary of funding in local and foreign currency (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings	S/ 5,551,629	S/ 7,906,303
Banco de Credito del Peru [Member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings Maturity	Jan-24 / Jan-26	Jan-23 / Oct-23
Currency	PEN	PEN
Borrowings	S/ 127,000	S/ 81,644
Bank of China Peru [Member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings Maturity	Nov-24	Nov-24
Currency	USD	USD
Borrowings	S/ 37,090	S/ 38,140
BBVA Continental [Member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings Maturity		Jan-23
Currency		USD
Borrowings		S/ 45,768
Scotiabank Peru S.A.A.
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings Maturity	Jan-24 / Oct-25	Jan-23 / Oct-25
Currency	PEN	PEN
Borrowings	S/ 75,465	S/ 120,718
Bank of GNB Peru S.A.
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings Maturity	Jan-24	Jan-23
Currency	PEN	PEN
Borrowings	S/ 69,970	S/ 71,500
Borrowings from loans received from peruvian entities [Member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings	S/ 309,525	S/ 357,770